Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Affordable Housing Projects [Abstract]
Investments in qualified affordable housing projects included in other assets	$ 4,276,000	$ 3,204,000
Unfunded commitments related to the investments in qualified affordable housing projects	4,922,000	4,510,000
Recognized amortization expense included in pre-tax income	473,000	354,000	$ 304,000
Recognized tax credits and other benefits from its investments in affordable housing tax credits	903,000	686,000	538,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0	$ 0